Loss per Share	12 Months Ended
Aug. 31, 2019
Earnings per share [abstract]
Loss per Share [Text Block]

21. Loss per Share

The weighted average number of common shares for the purposes of diluted loss per share reconciles to the weighted average number of common shares used in the calculation of basic loss per share as follows:

	August 31,	August 31,	August 31,
	2020	2019	2018

Weighted average number of common shares used in the calculation of basic loss per share	334,332,582	275,760,316	215,152,381
Diluted impact of convertible note payable	—	—	—
Diluted impact of convertible redeemable preferred shares	—	—	—
Diluted impact of warrants	—	—	—
Diluted impact of stock options	—	—	—

Weighted average number of common shares used in the calculation of diluted loss per share	334,332,582	275,760,316	215,152,381

The loss used to calculate the basic and diluted loss per common share for the year ended August 31, 2020 was $5,367,264 (2019 - $3,386,335, 2018 - $3,240,744).

As at August 31, 2020, the Company had 33,139,013 (2019 - 36,619,013, 2018 - 31,179,240) warrants and 13,545,000 (2019 - 9,396,250, 2018 - 11,345,000) stock options outstanding. These warrants and options could potentially dilute earnings per share in the future, but have not been included in the diluted loss per share calculation because they were antidilutive for the years ended August 31, 2020, August 31, 2019 and August 31, 2018.